Receivables factoring (Details Narrative) - Facility Agreement [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest bearing loans	$ 298,719	$ 258,415
Effective interest rate	9.60%	9.80%
Weighted average interest rate	9.60%	9.80%
Interest expense	$ 33,912	$ 57,068